FRANKLIN TEMPLETON INVESTMENTS

0NE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

March 2, 2010

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Franklin Templeton Variable Insurance Products Trust (Registrant)

File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws and to comply with the amendments to Form N-1A requiring , among other things, a summary section at the front of the statutory prospectus.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on May 1, 2010.

Please direct any comments or questions regarding this filing to the undersigned at (650) 312-5824 or the address shown above.

Sincerely yours,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/DAVID P. GOSS

David P. Goss

Senior Associate General Counsel

DPG/dc

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